PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - ABO and PBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Accumulated benefit obligations	$ 646	$ 700
Fair value of plan assets	134	138
Projected benefit obligations	683	743
Fair value of plan assets	$ 144	$ 154